Share-based awards - Schedule of Non-Cash Stock Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 46,191	$ 13,038	$ 73,918	$ 41,183
Direct costs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	21,479	7,745	36,150	21,765
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 24,712	$ 5,293	$ 37,768	$ 19,418